DEFERRED FINANCING COSTS	6 Months Ended
Dec. 31, 2017
Deferred Financing Costs
DEFERRED FINANCING COSTS

Note 4 – deferred financing costs

The Company incurred and deferred financing costs of $74,192 as of December 31, 2017. Such costs are professional fees associated with the Company’s proposed public offering of Common Stock.